Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
CASH AND CASH EQUIVALENTS
Cash and due from banks	$ 8,865,206	$ 8,253,990
Interest-bearing deposits in other banks	48,389,046	40,349,646
Federal funds sold	32,722
Total cash and cash equivalents	57,286,974	48,603,636
SECURITIES, available-for-sale	151,955,957	140,440,361
FEDERAL HOME LOAN BANK STOCK, at cost	4,893,800	4,893,800
CERTIFICATES OF DEPOSIT, at cost	1,743,000
LOANS HELD FOR SALE	2,753,505	259,900
LOANS	337,946,708	383,647,487
Less allowance for loan losses	8,543,367	8,016,786
Net loans	329,403,341	375,630,701
PREMISES AND EQUIPMENT, net	9,581,311	9,933,432
GOODWILL	8,554,979	8,554,979
CORE DEPOSIT INTANGIBLE ASSETS, net	214,500	255,357
CASH SURRENDER VALUE OF LIFE INSURANCE	13,335,587	12,894,671
OTHER REAL ESTATE OWNED	2,833,500	4,524,729
OTHER ASSETS, including accrued interest receivable	4,488,210	6,624,989
TOTAL ASSETS	587,044,664	612,616,555
Deposits:
Non-interest bearing	66,399,124	50,404,847
Interest-bearing	414,086,441	438,245,779
Total deposits	480,485,565	488,650,626
Other borrowings	32,780,963	55,777,834
Junior subordinated deferrable interest debentures	10,300,000	10,300,000
Other liabilities	3,730,422	2,883,032
Total liabilities	527,296,950	557,611,492
SHAREHOLDERS’ EQUITY
Common stock, stated value $1.00, authorized 10,000,000 shares; issued 3,760,557 shares	3,760,557	3,760,557
Surplus	14,660,579	14,660,000
Retained earnings	42,543,363	39,600,718
Accumulated other comprehensive income	3,598,031	1,810,684
Treasury stock, at cost, 314,878 shares in 2011 and 315,668 shares in 2010	(4,814,816)	(4,826,896)
Total shareholders’ equity	59,747,714	55,005,063
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 587,044,664	$ 612,616,555